ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET- (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Accounts Receivable				¥ 184,354	¥ 2,395,801
Allowance for uncollectible accounts receivable	¥ (23,256)	¥ (81,336)	¥ (81,336)	(23,256)	(184,698)
Account receivable, net				161,098	2,211,103
Movement of allowance for uncollectible receivables
Opening balance	184,698	81,336	17,528
Current year net provision	(67,755)	184,381	69,597
Write-off in the current year	(93,687)	(81,019)	(5,789)
Ending balance	23,256	184,698	81,336
Contract assets
Contract assets				2,773,938	147,662
Allowance for uncollectible Contract assets	(232,571)	(1,179)	(1,179)	(232,571)	(6,893)
Contract assets, net				2,541,367	140,769
Movement of allowance for uncollectible contract assets
Opening balance	6,893	1,179	3,742
Current year net provision	231,799	10,623	1,971
Write off in the current year	(6,121)	(4,909)	(4,534)
Ending balance	232,571	6,893	1,179
Accounts Receivable And Contract Assets
Accounts receivable and contract assets				84,483	181,516
Allowance for uncollectible accounts receivable and contract assets				(8,299)	(12,335)
Accounts receivable and contract Assets, net				76,184	169,181
Opening balance	12,335	11,189
Current year net provision	75,070	35,276
Write off in the current year	(79,106)	(34,130)
Ending balance	8,299	12,335	11,189
Loan facilitation service
Accounts receivable
Accounts Receivable				151,004	2,371,709
Allowance for uncollectible accounts receivable	(17,462)	(77,152)	(77,152)	(17,462)	(184,425)
Account receivable, net				133,542	2,187,284
Movement of allowance for uncollectible receivables
Opening balance	184,425	77,152	17,528
Current year net provision	(102,832)	171,602	64,895
Write-off in the current year	(64,131)	(64,329)	(5,271)
Ending balance	17,462	184,425	77,152
Contract assets
Contract assets				2,714,861	143,685
Allowance for uncollectible Contract assets	(222,526)	(758)	(758)	(222,526)	(6,662)
Contract assets, net				2,492,335	137,023
Movement of allowance for uncollectible contract assets
Opening balance	6,662	758	1,163
Current year net provision	220,582	8,895	1,053
Write off in the current year	(4,718)	(2,991)	(1,458)
Ending balance	222,526	6,662	758
Post facilitation service
Accounts receivable
Accounts Receivable				21,170	24,092
Allowance for uncollectible accounts receivable	(3,958)	(4,184)	(4,184)	(3,958)	(273)
Account receivable, net				17,212	23,819
Movement of allowance for uncollectible receivables
Opening balance	273	4,184
Current year net provision	33,241	12,779	4,702
Write-off in the current year	(29,556)	(16,690)	(518)
Ending balance	3,958	273	4,184
Contract assets
Contract assets				29,259	3,977
Allowance for uncollectible Contract assets	(10,045)	(421)	(421)	(10,045)	(231)
Contract assets, net				19,214	3,746
Movement of allowance for uncollectible contract assets
Opening balance	231	421	2,579
Current year net provision	11,217	1,728	918
Write off in the current year	(1,403)	(1,918)	(3,076)
Ending balance	10,045	231	421
Referral services fees
Accounts receivable
Accounts Receivable				12,180
Allowance for uncollectible accounts receivable	(1,836)			(1,836)
Account receivable, net				10,344
Movement of allowance for uncollectible receivables
Current year net provision	1,836
Ending balance	1,836
Contract assets
Contract assets				29,818
Contract assets, net				29,818
Accounts Receivable | Loan facilitation service
Accounts Receivable And Contract Assets
Accounts receivable and contract assets					131,743
Allowance for uncollectible accounts receivable and contract assets					(9,648)
Accounts receivable and contract Assets, net					122,095
Opening balance	9,648	9,437
Current year net provision	30,215	18,698
Write off in the current year	(39,863)	(18,487)
Ending balance		9,648	9,437
Accounts Receivable | Post facilitation service
Accounts Receivable And Contract Assets
Accounts receivable and contract assets					1,950
Allowance for uncollectible accounts receivable and contract assets					(481)
Accounts receivable and contract Assets, net					1,469
Opening balance	481	1,515
Current year net provision	14,533	6,947
Write off in the current year	(15,014)	(7,981)
Ending balance		481	1,515
Accounts Receivable | Referral services fees
Accounts Receivable And Contract Assets
Accounts receivable and contract assets				1,004
Accounts receivable and contract Assets, net				1,004
Contract Assets | Loan facilitation service
Accounts Receivable And Contract Assets
Accounts receivable and contract assets				82,528	47,028
Allowance for uncollectible accounts receivable and contract assets				(8,072)	(2,062)
Accounts receivable and contract Assets, net				74,456	44,966
Opening balance	2,062	219
Current year net provision	22,683	7,680
Write off in the current year	(16,673)	(5,837)
Ending balance	8,072	2,062	219
Contract Assets | Post facilitation service
Accounts Receivable And Contract Assets
Accounts receivable and contract assets				951	795
Allowance for uncollectible accounts receivable and contract assets				(227)	(144)
Accounts receivable and contract Assets, net				¥ 724	¥ 651
Opening balance	144	18
Current year net provision	7,639	1,951
Write off in the current year	(7,556)	(1,825)
Ending balance	¥ 227	¥ 144	¥ 18